DISCONTINUED OPERATIONS (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jul. 28, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NON-CURRENT ASSETS
Intangible assets					¥ 19,381
Trade receivables					10,520
Contract assets					89,713
TOTAL NON-CURRENT ASSETS	35,025	247,929			123,035
CURRENT ASSETS
Inventories					729
Trade receivables - current					57,280
Bills receivable					8,500
Contract assets - current					21,647
Prepayments	156	1,107			1,732
Other receivable	3	18			82,733
Other current assets					3,160
Cash and cash equivalents	671	4,753		$ 4,478	31,695	¥ 58,359	¥ 56,580
TOTAL CURRENT ASSETS	830	5,878			196,956
TOTAL ASSETS	35,855	253,807			319,991
CURRENT LIABILITIES
Trade payables	14	100			20,326
Contract Liability					690
Other payables and accruals	11,669	82,610			16,724
Income tax payable					10,732
Interest-bearing loans and borrowings - current					71,000
Lease liabilities - current	51	360			1,317
Due to related companies	1,281	9,069			3,408
TOTAL CURRENT LIABILITIES	25,118	177,812			64,668
NON-CURRENT LIABILITIES
Deferred tax liabilities					5,276
Lease liabilities - non current					1,598
TOTAL NON-CURRENT LIABILITIES					77,874
TOTAL LIABILITIES	25,118	177,812			142,542
NET ASSETS	10,737	75,995			177,449
Equity attributable to owners of the Company	10,737	75,995			67,769
Non-controlling interests					109,680
PSTT [Member]
NON-CURRENT ASSETS
Property, plant and equipment			¥ 282		367
Intangible assets			18,921		19,381
Right-of-use Assets			1,621		1,980
Trade receivables			4,714		10,520
Contract assets			88,423		89,713
TOTAL NON-CURRENT ASSETS			113,961		121,961
CURRENT ASSETS
Inventories			911		729
Trade receivables - current			56,277		46,760
Bills receivable					8,500
Contract assets - current			17,842		21,647
Prepayments			902		1,723
Other receivable			82,857		84,865
Other current assets			3,160		3,160
Cash and cash equivalents			37,460		25,655
TOTAL CURRENT ASSETS			199,409		193,039
TOTAL ASSETS			313,370		315,000
CURRENT LIABILITIES
Trade payables			21,522		20,225
Contract Liability			690		690
Other payables and accruals			143,067		141,136
Income tax payable			11,673		10,732
Interest-bearing loans and borrowings - current			3,500		3,000
Lease liabilities - current			584		645
Due to related companies			496		444
TOTAL CURRENT LIABILITIES			181,532		176,872
NON-CURRENT LIABILITIES
Deferred tax liabilities			5,266		5,276
Lease liabilities - non current			1,073		1,248
Interest-bearing loans and borrowings			69,000		71,000
TOTAL NON-CURRENT LIABILITIES			75,339		77,524
TOTAL LIABILITIES			256,871		254,396
NET ASSETS			56,499		60,604
Equity attributable to owners of the Company			(54,579)		(49,076)
Non-controlling interests			¥ 111,078		¥ 109,680